Equity Incentive Plan - Vested Shares (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of vested shares
Number of vested shares
Balance at beginning of year	466,787	397,454	343,921
Granted and vested		16,000	13,333
Non vested shares granted in prior years and vested in year	97,333	53,333	40,200
Balance at end of year	564,120	466,787	397,454
Weighted average grant date fair value per vested shares
Weighted average grant date fair value per vested shares
Balance at beginning of year	$ 11.42	$ 12.66	$ 13.91
Granted and vested		3.26	2.01
Non vested shares granted in prior years and vested in current year	3.38	4.63	5.5
Balance at end of year	$ 10.03	$ 11.42	$ 12.66